Commitments and Contingencies (Details Textual) (Employment Contracts [Member], USD $)	9 Months Ended
Sep. 30, 2013
Employee Stock Option [Member] | Common Stock [Member]
Commitments and Contingencies (Textual)
Options granted to purchase shares	675,000
Employee Stock Option [Member] | Restricted Stock [Member]
Commitments and Contingencies (Textual)
Options granted to purchase shares	125,000
Option granted as sign on bonus	100,000
Option granted as sign on bonus, Description	(C) 100,000 shares of restricted stock a sign-on bonus of which fifty percent will vest at the one year anniversary of the start date upon starting work. An additional twenty-five percent each will vest at eighteen months and twenty-four months after the start date
Chief Executive Officer And Director [Member]
Commitments and Contingencies (Textual)
Base salary at annual rate	$ 350,000
Performance Objective Description	Upon the attainment of such performance objectives, the CEO shall be entitled to a cash bonus in an amount to be determined by the Board with a target of forty percent (40%) of the base salary.